FINANCIAL INSTRUMENTS - Narrative (Details) $ / shares in Units, $ in Thousands, T in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) T shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / barrel
Derivative [Line Items]
Stock repurchased during period (in shares) | shares		1,189,653	1,984,647
Cash and cash equivalents		$ 878,838	$ 231,849	$ 85,996	$ 179,699
Equity method investments		104,108	52,215	44,385
Money market funds
Derivative [Line Items]
Cash and cash equivalents		634,200	0
Interest income, interest-earning asset		7,600	0
Golar Partners
Derivative [Line Items]
Purchase of limited partners units | shares	107,000
Price per share, average (USD per share) | $ / shares	$ 21.40
CoolCo
Derivative [Line Items]
Equity method investments		55,439	0
Avenir
Derivative [Line Items]
Equity method investments		$ 41,790	$ 47,913
Oil and gas derivative
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel						60.00
Derivative, underlying volume (in tons) | T		1.0
Equity swap
Derivative [Line Items]
Stock repurchased during period (in shares) | shares	1,500,000
Price per share, average (USD per share) | $ / shares	$ 46.91
Derivative, fair value, net	$ 72,700
Derivative liability, fair value of collateral	59,300
Notional value	55,500
Loss on derivative				$ 5,100
Equity swap | Treasury Shares
Derivative [Line Items]
Notional value	$ 17,200
Maximum | Oil and gas derivative
Derivative [Line Items]
Derivative, underlying volume (in tons) | T		0.2